Debt (Tables)	12 Months Ended
Dec. 28, 2013
Debt Disclosure [Abstract]
Schedule Of Long-Term Debt
The Company’s debt consisted of the following, including discounts and premiums (in millions):

	December 28, 2013	December 29, 2012
Term loan due 2015	$500	$—
2.50% senior notes due 2016	512	518
3.25% senior notes due 2023	896	—
4.75% senior notes due 2043	696	—
3.75% senior notes due 2014 (redeemed May 2013)	—	699
4.875% senior notes due 2019 (redeemed May 2013)	—	496
2.20% senior notes due 2013 (retired September 2013)	—	454
1.58% Yen-denominated senior notes due 2017	78	95
2.04% Yen-denominated senior notes due 2020	122	149
Yen-denominated credit facilities	62	76
Commercial paper borrowings	714	593
Total debt	3,580	3,080
Less: current debt obligations	62	530
Long-term debt	$3,518	$2,550